Patents and other intangible assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) patent	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 889,820
Charge	(67,919)	$ (90,247)
Ending balance	$ 864,964		$ 889,820
Number of patents | patent	6
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 674,336
Ending balance	674,212		674,336
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	215,484
Ending balance	190,752		215,484
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,531,504	1,373,897	1,373,897
Additions	43,064		157,607
Ending balance	1,574,568		1,531,504
Cost | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,147,998	990,391	990,391
Additions	43,064		157,607
Ending balance	1,191,062		1,147,998
Cost | Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	383,506	383,506	383,506
Additions	0		0
Ending balance	383,506		383,506
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(641,684)	(459,693)	(459,693)
Charge	(67,919)		(181,991)
Ending balance	(709,603)		(641,684)
Accumulated amortization | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(473,662)	(375,288)	(375,288)
Charge	(43,187)		(98,374)
Ending balance	(516,849)		(473,662)
Accumulated amortization | Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(168,022)	$ (84,405)	(84,405)
Charge	(24,732)		(83,617)
Ending balance	$ (192,754)		$ (168,022)